EATON VANCE NEXTSHARES TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance NextShares Trust II (the “Registrant”) on behalf of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) (1933 Act File No. 333-197734) certifies (a) that the form of prospectus dated June 1, 2019 used with respect to the Fund, does not differ materially from that contained in Post-Effective Amendment No. 19 (“Amendment No. 19”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 19 was filed electronically with the Commission (Accession No. 0000940394-19-000865) on May 29, 2019.

EATON VANCE NEXTSHARES TRUST II

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: June 3, 2019